CONCENTRATION OF RISKS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2021 customer USD ($)	Dec. 31, 2020 customer USD ($)	Dec. 31, 2019 customer USD ($)
Foreign currency exchange rate risk
Appreciation and depreciation of the RMB against US dollar (as a percent)	(2.30%)	(6.30%)	1.30%
Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member]
Concentration Risk [Line Items]
Number of customers | customer	5	5	5
Concentration risk percentage	30.95%	25.85%	34.60%
Supplier Concentration Risk [Member] | Cost of Goods, Total [Member]
Concentration Risk [Line Items]
Concentration risk percentage	94.00%	95.00%	97.00%
Number of suppliers | $	5	5	5